DIVIDENDS PAID OR PROVIDED FOR (Details) - USD ($)	6 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
DIVIDENDS PAID OR PROVIDED FOR ON [Abstract]
Dividends paid	$ 0	$ 0
Dividend provided	$ 0	$ 0